Fair Value Measurement - Master Trust Fair Value (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 376,595,393	$ 321,110,813
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	1,383,992,306	1,209,391,772
Common collective trusts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	681,459,280	611,412,373
Registered investment companies | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	452,989,632	385,843,440
Pooled separate accounts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	151,624,798	140,662,433
Corporate common stock | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	93,113,165	68,021,722
Cash | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	4,805,431	3,451,804
Level 1 | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	550,908,228	457,316,966
Level 1 | Common collective trusts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Level 1 | Registered investment companies | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	452,989,632	385,843,440
Level 1 | Pooled separate accounts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
Level 1 | Corporate common stock | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	93,113,165	68,021,722
Level 1 | Cash | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	4,805,431	3,451,804
NAV (a) | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	833,084,078	752,074,806
NAV (a) | Common collective trusts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	681,459,280	611,412,373
NAV (a) | Registered investment companies | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
NAV (a) | Pooled separate accounts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	151,624,798	140,662,433
NAV (a) | Corporate common stock | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
NAV (a) | Cash | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 0	$ 0